Interest expense - Schedule of Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest costs [abstract]
Interest accretion on deferred consideration	$ 306,388	$ 159,904	$ 243,657
Interest accretion on lease liability	86,407	52,075	20,745
Debenture interest	6,039,527	0	0
Other interest expenses	2,335	0	1,952
Total	$ 6,434,657	$ 211,979	$ 266,354